Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue	$ 1,235,000,000					$ 1,235,000,000
Non-affiliates exceeds	700,000,000
Non-convertible debt securities	1,000,000,000					1,000,000,000
Cash	1,792,862				$ 841,226	195,339	$ 841,226
Amount withdrew from trust account to pay taxes	2,389,298	$ 0				$ 0
Class A common stock (in Shares)					17,250,000	17,250,000	17,250,000
Accrued deferred underwriters fees	$ 6,037,500					$ 6,037,500
Derivative warrant liabilities			$ 290,432	$ 39,187	$ 329,619
Effective tax rate	(37.72%)					0.00%
Statutory tax rate	21.00%					21.00%	21.00%
Purchase an aggregate of shares (in Shares)	11,450,000					11,450,000
Federal depository insurance coverage	$ 250,000					$ 250,000
Non-affiliates exceeds						700,000,000
Working capital	2,389,298					1,240,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriters cash fee	$ 3,450,000					$ 3,450,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock (in Shares)	17,250,000				17,250,000	17,250,000	17,250,000
Offering costs	$ 9,618,180					$ 9,618,180